Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Weighted average number of shares outstanding for basic and diluted earnings per share
The weighted-average number of shares outstanding for basic and diluted earnings per share is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Weighted-average number of shares outstanding, basic	51,172	50,043	51,033	49,441
Common stock equivalents	—	—	—	—
Weighted-average number of shares outstanding, diluted	51,172	50,043	51,033	49,441

Antidilutive potential common shares resulting from reasons other than net loss incurred excluded from the diluted earnings per share computation he following potential common shares were excluded from common stock equivalents as their effect would have been anti-dilutive (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Stock options	698	843	709	566
Non-vested shares, restricted stock units, and stock-settled phantom stock units	139	1	9	12
2014 Notes	—	115	—	115